Deferred Tax Assets/Liabilities - Summary of Major Deferred Tax Liabilities and Assets Recognized by the Group (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	$ 1,451	$ 961
Credit (charge) to profit or loss (Note 26)	(1,514)	557
Overprovision in prior years (Note 26)		(67)
Under (Over) provision in prior years (Note 26)	598
Currency alignment	(99)	0
Closing balance	436	1,451
Provisions
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	1,078	602
Credit (charge) to profit or loss (Note 26)	46	538
Overprovision in prior years (Note 26)		(67)
Under (Over) provision in prior years (Note 26)	707
Currency alignment	(81)	5
Closing balance	1,750	1,078
Accelerated tax depreciation
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	34	(25)
Credit (charge) to profit or loss (Note 26)	(158)	70
Overprovision in prior years (Note 26)		0
Under (Over) provision in prior years (Note 26)	(109)
Currency alignment	(40)	(11)
Closing balance	(273)	34
Others
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	339	384
Credit (charge) to profit or loss (Note 26)	0	(51)
Overprovision in prior years (Note 26)		0
Under (Over) provision in prior years (Note 26)	0
Currency alignment	22	6
Closing balance	361	339
Temporary differences
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	0	0
Credit (charge) to profit or loss (Note 26)	(1,402)	0
Overprovision in prior years (Note 26)		0
Under (Over) provision in prior years (Note 26)	0
Currency alignment	0	0
Closing balance	$ (1,402)	$ 0